Note 21 Customer Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 430,984	€ 413,487
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	211,467	197,780
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	86,385	92,828
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	47,054	43,239
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	47,652	44,237
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	31,614	30,350
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	6,812	5,052
Demand deposits at amortized cost [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	316,246	317,543
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	178,807	179,825
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	72,051	76,122
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	21,208	20,423
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	28,459	26,888
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	14,222	12,863
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	1,499	1,422
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	100,922	91,740
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	23,615	17,952
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	13,598	15,067
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	23,294	21,485
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	19,193	17,349
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	15,910	16,257
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	5,312	3,630
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	13,816	4,204
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	9,045	4
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	736	1,638
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	2,553	1,331
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	1,482	1,231
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 0	€ 0